Debt	3 Months Ended
Mar. 31, 2025
Debt [Abstract]
DEBT

NOTE 11. DEBT

Securities Purchase Agreement

On October 6, 2023 the Company entered into a Securities Purchase Agreement (the “SPA”) with an institutional Lender (the “Lender”) pursuant to which the Company issued to the Lender a senior secured convertible note (the “December 2023 Convertible Note”) in exchange for a loan in the principal amount of $15,819,209. The December 2023 Convertible Note shall accrue interest at an annual rate equal to the Prime Interest rate plus 5% per annum which is payable monthly in cash, or upon the Company’s option, in securities of the Company provided certain conditions are met at the increased interest rate of the Prime Interest rate plus 8% per annum. The Company is required to pay a late charge of 12% per annum (“Late Charges”) on any amount of principal or other amounts that are not paid when due. The December 2023 Convertible Note is convertible into shares of the Company’s common stock, par value $0.0001 per share at the option of the Lender at a conversion price of $10.00 per share, subject to a one-time downward adjustment on the effective date of the registration statement providing for the resale of the common stock issuable upon conversion of the December 2023 Convertible Note to a conversion price equal to the prior 5-day volume weighted average price, subject to a floor of $6.00. The conversion price is subject to a downward adjustment if the Company issues equity in the future at a price less than $10.00, except for equity issued in connection with certain strategic acquisitions. The conversion price is also subject to a downward adjustment if the Company fails to satisfy certain performance conditions set forth in the December 2023 Convertible Note. Upon the Lender’s conversion, the conversion amount shall be equal to 115% of the principal amount to be converted under the December 2023 Convertible Note plus any accrued and unpaid interest and accrued and unpaid Late Charges on such principal and interest, if any (the “Conversion Rate”). Lender’s ability to convert the December 2023 Convertible Note into shares of common stock is subject to a 4.99% blocker, such that Lender cannot convert the Convertible Note into shares of common stock to the extent it will make the Lender a beneficial owner of more than 4.99% of the common stock. The Company has the option to prepay the December 2023 Convertible Note, upon thirty (30) business day written notice, by paying the product of the 20% redemption premium multiplied by the greater of (i) the conversion amount to be redeemed and (ii) the product of (x) the Conversion Rate with respect to the conversion amount to be redeemed multiplied by (y) the greatest closing sale price of the Company’s common stock on any trading day immediately preceding such notice of redemption and the date the Company makes the entire payment required.

The Company reviewed the conversion upon event of default feature under ASC 815and determined that the conversion upon event of default feature is considered an embedded derivative that should be bifurcated from the host instrument requiring fair value accounting at issuance with all changes in fair value after the issuance date recorded in the statement of operations (See Note 16).

The December 2023 Convertible Note has a maturity date of December 12, 2026 and will rank senior to all outstanding and future indebtedness of the Company and its subsidiaries. The December 2023 Convertible Notes are secured by a first priority perfected security interest in all the existing and future assets of the Company and its direct and indirect subsidiaries, including a pledge of all of the capital stock of each of the subsidiaries. The December 2023 Convertible Note also provides that the Company and its subsidiaries execute a guaranty (the “Guaranty”) to guaranty the obligations under the December 2023 Convertible Note and the Security Agreement, that all insider stockholders of the common stock shall execute a lock-up agreement (the “Lock-Up Agreement”) restricting their sale of the common stock until six months after the registration statement registering the shares of common stock underlying the December 2023 Convertible Note is declared effective and a joinder agreement (the “Joinder Agreement”) pursuant to which the Company and its Subsidiaries agree and consent to be parties to the Security Agreement.

On August 9, 2024, the Company entered into a SPA with the Lender pursuant to which the Company issued to the Lender a senior secured convertible note (the “August 2024 Convertible Note”) in exchange for a loan in the principal amount of $1,154,681. The August 2024 Convertible Note has the same terms and conditions as the December 2023 Convertible Note.

On January 8, 2025, the Company entered into a SPA with the Lender pursuant to which the Company issued to the Lender a senior secured convertible note (the “January 2025 Convertible Note”) in exchange for a loan in the principal amount of $1,724,100. The January 2025 Convertible Note has the same terms and conditions as the December 2023 Convertible Note.

Certain events of default under the December 2023 Convertible Note and the Series A Convertible Preferred Stock have occurred based on the following: the Company’s failure to have its resale registration statement on Form S-1 declared effective by the SEC within sixty (60) days of December 12, 2023, the financial statements of the Company’s subsidiary for the years ended December 31, 2022 and 2021 and the quarterly periods ended March 31, 2023, June 30, 2023, and September 30, 2023 were required to be restated, the fact that the Company did not file its Annual Report on Form 10-K for the year ended December 31, 2023 (the “Form 10-K”) within two (2) trading days of the filing due date of the Form 10-K and the Company did not file its Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2023 (the “Form 10-Q”) within two (2) trading days of the filing due date of the Form 10-Q. The Convertible Note and the Series A Convertible Preferred Stock each provide for certain remedies based upon the occurrence of an event of default. As a result of the default the lender under the Convertible Note who is also the holder of the Series A Convertible Preferred Stock calculated default interest on the Convertible Note of an additional 8% of the principal balance outstanding for seventeen (17) days in May 2024 and an additional 8% of the principal balance outstanding for thirty (30) days in June 2024 (the “Default Interest”). The total Default Interest calculated for the three months ended June 30, 2024 was $165,233 in the aggregate. The lender has agreed to treat the Default Interest as paid-in-kind interest (“PIK interest”) and the accrued Default Interest was added to the principal balance of the Convertible note on July 1, 2024. In addition, under the terms of the December 2023 Convertible Note and the August 2024 Convertible Note, the Company has accrued default interest from the period from the date the company failed to have its resale registration statement on Form S-1 declared effective by the SEC in February 2024 through September 30, 2024, excluding the period for which the Lender calculated the Default Interest, in the amount of $660,292 (the “Additional Default Interest”). Pursuant to the execution of the August 2024 Convertible Note, the Lender agreed to waive the pre-existing events of default that occurred under the December 2023 Convertible Note.

On January 8, 2025, the Company entered into a securities purchase agreement (the “January 2025 SPA”) with the Lender pursuant to which the Lender agreed to waive the pre-existing events of default that occurred under the August Note and the Company Preferred Stock and the Company agreed to execute and deliver to the Lender a senior secured convertible note (the “January 2025 Note”), in exchange for a loan in the principal amount of $1,724,100.

The December 2023 Convertible Note includes an original issue discount of $2,119,209 and debt issuance costs of $3,088,883. The August 2024 Convertible Note includes an original issue discount of $154,681 and debt issuance costs of $95,000. The January 2025 Convertible Note includes an original issue discount of $154,681 and debt issuance costs of $35,000. For the three months ended March 31, 2025, the Company recorded $271,960 of amortization expense of the debt discount and $434,128 of amortization expense of the debt issuance costs in the consolidated statement of operations. As of March 31, 2025 and December 31, 2024, accrued interest on the December 2023 Convertible Note, the August 2024 Convertible Note and the January 2025 Convertible Note, including the Additional Default Interest, was $0 and $569,419, respectively, as included with accrued expenses on the accompanying condensed consolidated balance sheets. See Note 9.

The table below summarizes the outstanding Convertible Note as of March 31, 2025 and December 31, 2024:

	March 31, 2025	December 31, 2024
Principal value of Convertible Notes (1)	$20,555,820	$17,836,864
Debt discount, net of amortization(2)	(3,316,899)	(3,750,932)
Convertible Note payable	$17,238,921	$14,085,932

(1)	Includes $17,497,739 and $16,644,699 of principal for the December 2023 Convertible Note as of March 31, 2025 and December 31, 2024, respectively and $1,253,475 and $1,192,165 of principal for the August 2024 Convertible Note as of March 31, 2025 and December 31, 2024, respectively and $1,804,606 and $0 of principal for the January 2025 Convertible Note.
(2)	Includes $2,966,525 and $3,419,065 of debt discount for the December 2023 Convertible Note as of March 31, 2025 and December 31, 2024, respectively and $187,836 and $331,867 of debt discount for the August 2024 Convertible Note as of March 31, 2025 and December 31, 2024, respectively and $162,538 and $0 of debt discount for the January 2025 Convertible Note as of March 31, 2025 and December 31, 2024, respectively.

Floor Plan Payable

On May 15, 2024, the Company entered into a loan agreement for up to $1.5 million (“Floor Plan Financing”) with an institutional lender. The Floor Plan Financing represents financing arrangements to facilitate the Company’s purchase of used and trade in vehicles. All Floor Plan Financing are collateralized by the inventory purchased. These payables become due when the Company sells the vehicle. The interest rate is prime rate plus 3%. Interest on outstanding floor plan payable balances are due and payable on the 15th of each month. The outstanding balances on Floor Plan Financings as of March 31, 2025 and December 31, 2024, was $660,000 and $1,212,000. Floor Plan Financing interest expense for the three months ended March 31, 2025 was $21,195. There was no interest expense for the three months ended March 31, 2024.

The table below presents the disaggregation of interest expense for the three months ended March 31, 2025:

Three months ended March 31, 2025
Contractual interest expense	$1,136,606
Debt discount amortization	448,413
Debt issuance cost amortization	271,960
Total	$1,856,979

Business Loan and Security Agreement

On February 20, 2025, the Company entered into a Business Loan and Security Agreement with Agile Lending, LLC (the “Lending Lender”) pursuant to which the Company received a term loan from the Lending Lender in the principal amount of $1,575,000 (the “Agile Loan”). The Agile Loan shall be repaid through thirty (30) equal weekly payments of principal and interest in the aggregate amount of $74,550 commencing March 3, 2025 and ending September 22, 2025. During the term the Agile Loan shall accrue interest of $661,500. The principal amount of the Agile Loan included an administrative agent fee of $75,000 which was paid to the Collateral Agent out of the Agile Loan. The outstanding balances on Agile Loan as of March 31, 2025 and December 31, 2024, was $1,397,354 and $0. Agile Loan interest expense for the three months ended March 31, 2025 was $120,554. There was no interest expense for the three months ended March 31, 2024.